Accrued expenses and other current liabilities - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Deposits from offline distributors, retailers and others	¥ 11,017		¥ 188,143
Professional service fee payables	15,154		29,041
Product warranty	5,051		4,185
Payables on equipment	7,020		6,866
Patent application fee payables	1,508		1,032
Accrued liabilities to suppliers	72,909		61,535
Payable related to employees' exercise of share-based awards	20,509
Payable related to termination of lease contracts	6,191
Others	22,096		22,594
Accrued expenses and other current liabilities	¥ 161,455	$ 23,409	¥ 313,396